Financial Risk Management Objectives and Policies (Details) - Schedule of exchange rates - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of exchange rates [Abstract]
Impact on loss for the period	$ 136,467	$ 99,994
Impact on other components of equity	$ 5,219	$ 4,035